PROVISIONS - Changes in Provisions (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Changes in other provisions [abstract]
At January 1, 2021	€ 121
Allowance	4
Amounts used	(5)
Unused amounts reversed	(4)
Unwinding of discounts	(2)
Effects of changes in foreign exchange rates	1
At June 30, 2021	115
Current	20	€ 23
Non-Current	95	98
Total Provisions	115	121
Close down and environmental remediation costs
Changes in other provisions [abstract]
At January 1, 2021	88
Allowance	0
Amounts used	0
Unused amounts reversed	0
Unwinding of discounts	(2)
Effects of changes in foreign exchange rates	1
At June 30, 2021	87
Current	7
Non-Current	80
Total Provisions	87	88
Restructuring costs
Changes in other provisions [abstract]
At January 1, 2021	6
Allowance	3
Amounts used	(3)
Unused amounts reversed	(1)
Unwinding of discounts	0
Effects of changes in foreign exchange rates	0
At June 30, 2021	5
Current	3
Non-Current	2
Total Provisions	5	6
Legal claims and other costs
Changes in other provisions [abstract]
At January 1, 2021	27
Allowance	1
Amounts used	(2)
Unused amounts reversed	(3)
Unwinding of discounts	0
Effects of changes in foreign exchange rates	0
At June 30, 2021	23
Current	10
Non-Current	13
Total Provisions	€ 23	€ 27